UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-07921
                                   -------------------------------------

                  The Bjurman, Barry Funds
--------------------------------------------------------------------------------
                  (Exact name of registrant as specified in charter)

      10100 Santa Monica Boulevard, Suite 1200, Los Angeles, CA  90067-4103
--------------------------------------------------------------------------------
      (Address of principal executive offices)        (Zip code)

                  G. Andrew Bjurman, 10100 Santa Monica Blvd.,
                     Suite 1200, Los Angeles, CA 90067-4103
                     (Name and address of agent for service)
--------------------------------------------------------------------------------

Registrant's telephone number, including area code:   (310) 553-6577
                                                   -----------------------------

Date of fiscal year end:      3/31
                        -------------------

Date of reporting period:     03/31/05
                         -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.

--------------------------------------------------------------------------------


                          The o Bjurman, Barry o Funds
--------------------------------------------------------------------------------

                                     [LOGO]

                            Bjurman, Barry Micro-Cap
                                  Growth Fund

                             Bjurman, Barry Mid Cap
                                  Growth Fund

                            Bjurman, Barry Small Cap
                                  Growth Fund

                                ---------------

                                 Annual Report

                                 March 31, 2005

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

The Bjurman, Barry Funds
Letter to Shareholders
================================================================================

To Our Shareholders:

During the past twelve months ended March 31, 2005, the largest companies in the Russell 2000 Growth Index outperformed the smallest companies. In addition, the companies with the fastest growth in earnings underperformed the companies with the slowest growth in earnings.

The combination of these two factors led to the underperformance of The Bjurman, Barry Funds relative to their respective indices. The Bjurman, Barry Micro-Cap Growth Fund and the Bjurman, Barry Small Cap Growth Fund returned -1.90% and -11.62%, respectively, compared to 0.87% for the Russell 2000 Growth Index. The Bjurman, Barry Mid Cap Growth Fund returned 8.27% against 8.31% for the Russell MidCap Growth Index.

As of March 31, 2005, the companies in the Bjurman, Barry Micro-Cap Growth Fund had a median trailing 12 month EPS Growth of 60.4% versus 28.7% for the companies in the Russell 2000 Growth Index. The median market cap was $296 million versus $489 million for the Index. The Bjurman, Barry Small Cap Growth Fund had a median trailing 12 month EPS Growth of 99.9% versus 28.7% for the Index. The median market cap was $529 million versus $489 million for the Index. The Bjurman, Barry Mid Cap Growth Fund had a median trailing 12 month EPS Growth of 59.1% compared to 27.8% for the Russell MidCap Growth Index. The median market cap was $2.66 billion versus $3.38 billion for the Index.

We believe that it is only a matter of time for investors to begin to focus on earnings growth and realize that this is what drives stock prices in the long-term.

While high energy and commodity prices have threatened to slow global economic growth, the U.S. economy has shown to be resilient and strong. The industries that have done particularly well - homebuilding, gaming, apparel, and retailers in general - hint of an improving economy. We are still finding opportunities for bottom up stock picking and expect the first quarter earnings season to come in strong, lifting the market and the technology and health care sectors, which are positioned to stage a comeback.

/s/ O. Thomas Barry III                        /s/ G. Andrew Bjurman
O. Thomas Barry III, CFA, CIC                  G. Andrew Bjurman, CFA, CIC
Co-President and Portfolio Manager             Co-President

Performance Information
================================================================================

        Comparison of the Change in Value of a $10,000 Investment in the Bjurman, Barry Micro-Cap Growth Fund and the Russell 2000 Growth Index

              [The following information represents the line graph
                       depicted in the printed material.]

                      Bjurman Micro-Cap          Russell 2000
                         Growth Fund             Growth Index
                         -----------             ------------
03/31/97                   10,000                   10,000
06/30/97                   12,133                   11,756
09/30/97                   16,333                   13,745
12/31/97                   14,925                   12,618
03/31/98                   17,017                   14,117
06/30/98                   17,400                   13,307
09/30/98                   13,317                   10,331
12/31/98                   16,700                   12,774
03/31/99                   15,300                   12,559
06/30/99                   18,058                   14,412
09/30/99                   18,558                   13,702
12/31/99                   25,594                   18,278
03/31/00                   34,370                   19,974
06/30/00                   37,197                   18,502
09/30/00                   40,538                   17,767
12/31/00                   37,269                   14,178
03/31/01                   34,148                   12,023
06/30/01                   43,212                   14,184
09/30/01                   36,744                   10,201
12/31/01                   44,560                   12,870
03/31/02                   45,111                   12,617
06/30/02                   43,800                   10,636
09/30/02                   35,460                    8,347
12/31/02                   36,744                    8,974
03/31/03                   35,677                    8,626
06/30/03                   45,699                   10,709
09/30/03                   52,466                   11,831
12/31/03                   61,312                   13,331
03/31/04                   61,783                   14,075
06/30/04                   59,413                   14,087
09/30/04                   54,691                   13,241
12/31/04                   63,416                   15,237
03/31/05                   60,611                   14,196

                      ------------------------------------
                      Bjurman, Barry Micro-Cap Growth Fund
                          Average Annual Total Returns

                                                  Since
                      1 Year        5 Years     Inception*
                      (1.90%)        12.01%       25.26%
                      ------------------------------------

Past performance is not predictive of future performance.

* Fund inception was March 31, 1997.

The average annual total returns shown above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance Information
================================================================================

        Comparison of the Change in Value of a $10,000 Investment in the Bjurman, Barry Mid Cap Growth Fund and the Russell MidCap Growth Index

              [The following information represents the line graph
                       depicted in the printed material.]

                       Bjurman, Barry           Russell MidCap
                    Mid Cap Growth Fund          Growth Index
                    -------------------          ------------
06/06/01                   10,000                   10,000
06/30/01                   10,470                    9,664
07/31/01                   10,180                    9,013
08/31/01                    9,710                    8,359
09/30/01                    8,990                    6,977
10/31/01                    9,800                    7,711
11/30/01                   10,230                    8,541
12/31/01                   10,600                    8,866
01/31/02                   10,240                    8,578
02/28/02                    9,130                    8,091
03/31/02                    9,890                    8,709
06/30/02                    8,870                    7,118
09/30/02                    7,410                    5,896
12/31/02                    7,060                    6,436
03/31/03                    7,020                    6,434
06/30/03                    8,380                    7,641
09/30/03                    9,040                    8,188
12/31/03                    9,730                    9,184
03/31/04                    9,790                    9,628
06/30/04                    9,540                    9,729
09/30/04                    9,460                    9,308
12/31/04                   10,470                   10,605
03/31/05                   10,600                   10,428

                       ----------------------------------
                       Bjurman, Barry Mid Cap Growth Fund
                          Average Annual Total Returns

                            1 Year       Since Inception*
                             8.27%             1.54%
                       ----------------------------------

Past performance is not predictive of future performance.

* Fund inception was June 6, 2001.

The average annual total returns shown above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Bjurman, Barry Mid Cap Growth Fund seeks capital appreciation through investments in the common stocks of companies with market capitalizations generally between $1 billion and $10 billion at the time of investment. For the period of June 6, 2001 to June 21, 2004, the investment objective of the Bjurman, Barry Mid Cap Growth Fund (formerly the Bjurman, Barry All Cap Growth
Fund) was to seek capital appreciation through investments in the common stocks of companies with market capitalizations generally in excess of $300 million at the time of investment, and performance returns during that time period were derived from investments relating to that objective.

Performance Information
================================================================================

        Comparison of the Change in Value of a $10,000 Investment in the Bjurman, Barry Small Cap Growth Fund and the Russell 2000 Growth Index

Performance Information
================================================================================

              [The following information represents the line graph
                       depicted in the printed material.]

                       Bjurman, Barry
                         Small-Cap               Russell 2000
                        Growth Fund              Growth Index
                        -----------              ------------
05/12/03                   10,000                   10,000
05/31/03                   10,610                   10,579
06/30/03                   11,060                   10,783
07/31/03                   12,010                   11,598
08/31/03                   12,800                   12,221
09/30/03                   13,100                   11,912
10/31/03                   14,330                   12,941
11/30/03                   14,940                   13,363
12/31/03                   14,640                   13,423
01/31/04                   15,160                   14,128
02/29/04                   14,380                   14,107
03/31/04                   14,030                   14,173
06/30/04                   13,600                   14,186
09/30/04                   11,800                   13,333
12/31/04                   13,330                   15,344
03/31/05                   12,400                   14,295

                      ------------------------------------
                      Bjurman, Barry Small Cap Growth Fund
                          Average Annual Total Returns

                       1 Year             Since Inception*
                      (11.62%)                  12.07%
                      ------------------------------------

Past performance is not predictive of future performance.

* Fund inception was May 12, 2003.

The average annual total returns shown above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Bjurman, Barry Funds
Representation of Portfolios of Investments
March 31, 2005 (Unaudited)
================================================================================

The illustrations below provide the sector allocations for The Bjurman, Barry Funds.

The Bjurman, Barry Micro-Cap Growth Fund
--------------------------------------------------------------------------------
Sector Allocation                 (% of Net Assets)              [PIE CHART]
Cash & Cash Equivalents                        1.1
Transportation                                 1.5
Consumer Services                              1.5
Energy                                         1.6
Utilities                                      1.8
Consumer Durables                              2.3
Retail                                         5.0
Finance                                        5.2
Producer Manufacturing                         5.4
Consumer Non-Durables                          7.8
Commercial/Industrial Services                 8.2
Basic Materials                                9.4
Health Care                                   23.6
Electronic Technology                         25.6
                                            ------
Total                                        100.0
                                            ======
The Bjurman, Barry Mid Cap Growth Fund
--------------------------------------------------------------------------------
Sector Allocation                 (% of Net Assets)             [PIE CHART]
Consumer Services                              2.6
Cash & Cash Equivalents                        2.8
Producer Manufacturing                         4.7
Retail                                         4.8
Basic Materials                                4.9
Consumer Durables                              5.1
Consumer Non-Durables                          7.2
Transportation                                 7.3
Finance                                        7.4
Utilities                                      8.0
Health Care                                   11.1
Energy                                        13.1
Electronic Technology                         21.0
                                            ------
Total                                        100.0
                                            ======

The Bjurman, Barry Small Cap Growth Fund
--------------------------------------------------------------------------------
Sector Allocation                 (% of Net Assets)             [PIE CHART]
Consumer Services                              1.4
Utilities                                      2.0
Consumer Non-Durables                          2.3
Transportation                                 2.7
Cash & Cash Equivalents                        3.2
Basic Materials                                3.4
Finance                                        3.7
Retail                                         5.2
Producer Manufacturing                         5.8
Energy                                         6.6
Electronic Technology                         13.0
Commercial/Industrial Services                16.8
Health Care                                   33.9
                                            ------
Total                                        100.0
                                            ------

The Bjurman, Barry Funds
Statements of Assets and Liabilities
March 31, 2005
=======================================================================================================
                                                       Bjurman, Barry   Bjurman, Barry   Bjurman, Barry
                                                         Micro-Cap         Mid Cap         Small Cap
                                                        Growth Fund      Growth Fund      Growth Fund
-------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At acquisition cost .............................    $327,140,293     $  5,559,186     $ 38,291,661
                                                        ============     ============     ============

   At market value .................................    $551,852,067     $  7,213,254     $ 43,553,686
Dividends receivable ...............................         182,861            3,258           34,278
Receivable for capital shares sold .................         169,474            2,000           98,354
Receivable for securities sold .....................       1,274,616          266,056        1,184,454
Other assets .......................................          22,611            5,336            6,373
                                                        ------------     ------------     ------------
   TOTAL ASSETS ....................................     553,501,629        7,489,904       44,877,145
                                                        ------------     ------------     ------------

LIABILITIES
Payable for capital shares redeemed ................       1,648,148           74,894          136,413
Payable for securities purchased ...................       3,275,144          146,637               --
Payable to Adviser .................................         482,427            3,638           34,741
Payable to Trustees ................................          14,000           14,000           14,000
Payable to other affiliates ........................          79,598            7,917           12,929
Other accrued expenses and liabilities .............         499,664           24,332           59,725
                                                        ------------     ------------     ------------
   TOTAL LIABILITIES ...............................       5,998,981          271,418          257,808
                                                        ------------     ------------     ------------

NET ASSETS .........................................    $547,502,648     $  7,218,486     $ 44,619,337
                                                        ============     ============     ============

NET ASSETS CONSIST OF
Paid-in capital ....................................    $269,508,139     $  6,441,243     $ 56,264,028
Accumulated net investment loss ....................              --           (2,384)          (6,159)
Accumulated net realized gains (losses) from
   security transactions ...........................      53,282,735         (874,441)     (16,900,557)
Net unrealized appreciation on investments .........     224,711,774        1,654,068        5,262,025
                                                        ------------     ------------     ------------
   NET ASSETS ......................................    $547,502,648     $  7,218,486     $ 44,619,337
                                                        ------------     ------------     ------------

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) ......      18,630,408          680,754        3,598,021
                                                        ============     ============     ============

Net asset value, offering price and
   redemption price per share ......................    $      29.39     $      10.60     $      12.40
                                                        ============     ============     ============

See accompanying notes to financial statements.

The Bjurman, Barry Funds
Statements of Operations
For the Year Ended March 31, 2005
=======================================================================================================================
                                                                       Bjurman, Barry   Bjurman, Barry   Bjurman, Barry
                                                                         Micro-Cap         Mid Cap         Small Cap
                                                                        Growth Fund      Growth Fund      Growth Fund
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (net of withholding tax of $21,145,
   $1,977, and $1,294, respectively) ...............................    $  2,584,780     $     58,946     $    334,335
   Interest ........................................................              --               --            1,080
                                                                        ------------     ------------     ------------
TOTAL INVESTMENT INCOME ............................................       2,584,780           58,946          335,415
                                                                        ------------     ------------     ------------

EXPENSES
   Investment advisory fees ........................................       6,441,979          102,706          741,656
   Distribution expenses ...........................................       1,610,493           25,677          185,414
   Administration fees .............................................         662,901           24,000           92,810
   Transfer agent fees .............................................         150,500           24,000           50,401
   Accounting services fees ........................................          69,301           30,000           31,000
   Audit fees ......................................................          90,036               --            9,218
   Legal fees ......................................................         373,499            3,700           35,000
   Registration fees ...............................................          59,696           23,261           39,057
   Custodian fees ..................................................         147,999            8,293           37,000
   Insurance expenses ..............................................          89,730            5,298           10,926
   Reports to shareholders .........................................         111,700           29,000           24,000
   Trustees' fees and expenses .....................................          55,976           55,674           58,135
   Postage and supplies ............................................          61,815            4,123           20,367
   Pricing fees ....................................................           4,340            1,813            2,073
   Underwriting fees ...............................................           2,000            2,000            2,000
   Compliance fees and expenses ....................................           7,500            7,500            7,500
                                                                        ------------     ------------     ------------
TOTAL EXPENSES .....................................................       9,939,465          347,045        1,346,557
   Fees waived and/or expenses reimbursed by the Adviser ...........              --         (161,721)         (49,916)
                                                                        ------------     ------------     ------------
NET EXPENSES .......................................................       9,939,465          185,324        1,296,641
                                                                        ------------     ------------     ------------

NET INVESTMENT LOSS ................................................      (7,354,685)        (126,378)        (961,226)
                                                                        ------------     ------------     ------------

REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS
   Net realized gains (losses) from security transactions ..........      72,578,277          997,397      (10,423,668)
   Net change in unrealized appreciation/depreciation on investments     (95,204,175)          46,938       (1,941,775)
                                                                        ------------     ------------     ------------

NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS ...................................     (22,625,898)       1,044,335      (12,365,443)
                                                                        ------------     ------------     ------------

NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS ..........................................    $(29,980,583)    $    917,957     $(13,326,669)
                                                                        ============     ============     ============

See accompanying notes to financial statements.

The Bjurman, Barry Funds
Statements of Changes in Net Assets
================================================================================
                                                        Bjurman, Barry
                                                          Micro-Cap
                                                         Growth Fund
                                              ----------------------------------
                                                  Year                Year
                                                 Ended               Ended
                                                March 31,           March 31,
                                                  2005                2004
--------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss ...................    $ (7,354,685)       $ (9,286,262)
   Net realized gains (losses) from
      security transactions ..............      72,578,277         116,842,092
   Net change in unrealized appreciation/
      depreciation on investments ........     (95,204,175)        269,405,106
                                              ------------        ------------
Net increase (decrease) in net assets
   from operations .......................     (29,980,583)        376,960,936
                                              ------------        ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net realized gains ...............     (78,549,941)                 --
                                              ------------        ------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .............      60,123,531         437,578,784
   Net asset value of shares issued in
      reinvestment of distributions
      to shareholders ....................      76,365,909                  --
   Payments for shares redeemed ..........    (302,604,721)(B)    (396,287,596)
                                              ------------        ------------
Net increase (decrease) in net assets
   from capital share transactions .......    (166,115,281)         41,291,188
                                              ------------        ------------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS .........................    (274,645,805)        418,252,124

NET ASSETS
   Beginning of period ...................     822,148,453         403,896,329
                                              ------------        ------------
   End of period .........................    $547,502,648        $822,148,453
                                              ============        ============

ACCUMULATED NET INVESTMENT LOSS ..........    $         --        $         --
                                              ============        ============

CAPITAL SHARE ACTIVITY
   Shares sold ...........................       1,922,809          16,986,205
   Shares reinvested .....................       2,586,045                  --
   Shares redeemed .......................      (9,950,250)        (13,395,123)
                                              ------------        ------------
   Net increase (decrease) in
      shares outstanding .................      (5,441,396)          3,591,082
   Shares outstanding, beginning of period      24,071,804          20,480,722
                                              ------------        ------------
   Shares outstanding, end of period .....      18,630,408          24,071,804
                                              ============        ============


================================================================================
                                                       Bjurman, Barry
                                                          Mid Cap
                                                        Growth Fund
                                              ----------------------------------
                                                  Year                Year
                                                 Ended               Ended
                                                March 31,           March 31,
                                                  2005                2004
--------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss ...................    $   (126,378)       $   (187,361)
   Net realized gains (losses) from
      security transactions ..............         997,397           2,368,886
   Net change in unrealized appreciation/
      depreciation on investments ........          46,938             921,674
                                              ------------        ------------
Net increase (decrease) in net assets
   from operations .......................         917,957           3,103,199
                                              ------------        ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net realized gains ...............              --                  --
                                              ------------        ------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .............       4,827,733          15,136,615
   Net asset value of shares issued in
      reinvestment of distributions
      to shareholders ....................              --                  --
   Payments for shares redeemed ..........      (8,872,855)(B)     (15,826,161)
                                              ------------        ------------
Net increase (decrease) in net assets
   from capital share transactions .......      (4,045,122)           (689,546)
                                              ------------        ------------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS .........................      (3,127,165)          2,413,653

NET ASSETS
   Beginning of period ...................      10,345,651           7,931,998
                                              ------------        ------------
   End of period .........................    $  7,218,486        $ 10,345,651
                                              ============        ============

ACCUMULATED NET INVESTMENT LOSS ..........    $     (2,384)       $     (4,436)
                                              ============        ============

CAPITAL SHARE ACTIVITY
   Shares sold ...........................         512,106           1,596,706
   Shares reinvested .....................              --                  --
   Shares redeemed .......................        (888,195)         (1,670,069)
                                              ------------        ------------
   Net increase (decrease) in
      shares outstanding .................        (376,089)            (73,363)
   Shares outstanding, beginning of period       1,056,843           1,130,206
                                              ------------        ------------
   Shares outstanding, end of period .....         680,754           1,056,843
                                              ============        ============

================================================================================
                                                        Bjurman, Barry
                                                          Small Cap
                                                         Growth Fund
                                              ----------------------------------
                                                  Year               Period
                                                 Ended                Ended
                                                March 31,           March 31,
                                                  2005               2004(A)
--------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss ...................    $   (961,226)       $   (773,212)
   Net realized gains (losses) from
      security transactions ..............     (10,423,668)         (6,476,889)
   Net change in unrealized appreciation/
      depreciation on investments ........      (1,941,775)          7,203,800
                                              ------------        ------------
Net increase (decrease) in net assets
   from operations .......................     (13,326,669)            (46,301)
                                              ------------        ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net realized gains ...............              --                  --
                                              ------------        ------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .............      29,043,192         159,389,050
   Net asset value of shares issued in
      reinvestment of distributions
      to shareholders ....................              --                  --
   Payments for shares redeemed ..........     (80,972,829)(B)     (49,467,106)
                                              ------------        ------------
Net increase (decrease) in net assets
   from capital share transactions .......     (51,929,637)        109,921,944
                                              ------------        ------------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS .........................     (65,256,306)        109,875,643

NET ASSETS
   Beginning of period ...................     109,875,643                  --
                                              ------------        ------------
   End of period .........................    $ 44,619,337        $109,875,643
                                              ============        ============

ACCUMULATED NET INVESTMENT LOSS ..........    $     (6,159)       $     (8,163)
                                              ============        ============

CAPITAL SHARE ACTIVITY
   Shares sold ...........................       2,270,598          11,406,859
   Shares reinvested .....................              --                  --
   Shares redeemed .......................      (6,504,054)         (3,575,382)
                                              ------------        ------------
   Net increase (decrease) in
      shares outstanding .................      (4,233,456)          7,831,477
   Shares outstanding, beginning of period       7,831,477                  --
                                              ------------        ------------
   Shares outstanding, end of period .....       3,598,021           7,831,477
                                              ============        ============

(A) Represents the period from commencement of operations (May 12, 2003) through March 31, 2004.

(B) The cost of shares redeemed is net of the 2% redemption fee on fund shares which have been held 60 days or less. For the year ended March 31, 2005, these fees were $8,411, $325 and $14,208 for the Bjurman, Barry Micro-Cap Growth Fund, the Bjurman, Barry Mid Cap Growth Fund, and the Bjurman, Barry Small Cap Growth Fund, respectively.

See accompanying notes to financial statements.

The Bjurman, Barry Funds
Bjurman, Barry Micro-Cap Growth Fund
Financial Highlights
=========================================================================================================================
                                          Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year
-------------------------------------------------------------------------------------------------------------------------
                                                  Year            Year            Year            Year            Year
                                                 Ended           Ended           Ended           Ended           Ended
                                                March 31,       March 31,       March 31,       March 31,       March 31,
                                                  2005            2004            2003           2002(A)         2001(A)
-------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ......    $    34.15      $    19.72      $    24.94      $    18.87      $    20.36
                                               ==========      ==========      ==========      ==========      ==========

Income (loss) from investment operations:
   Net investment loss ....................         (0.39)          (0.39)          (0.19)          (0.32)          (0.10)
   Net realized and unrealized gains
      (losses) on investments .............         (0.24)          14.82           (5.03)           6.39           (0.05)
                                               ----------      ----------      ----------      ----------      ----------
Total from investment operations ..........         (0.63)          14.43           (5.22)           6.07           (0.15)
                                               ----------      ----------      ----------      ----------      ----------

Less distributions:
   Distributions from net realized gains ..         (4.13)             --              --              --           (1.34)
                                               ----------      ----------      ----------      ----------      ----------

Paid-in capital from redemption fees ......            --(B)           --              --              --              --
                                               ----------      ----------      ----------      ----------      ----------

Net asset value at end of year ............    $    29.39      $    34.15      $    19.72      $    24.94      $    18.87
                                               ==========      ==========      ==========      ==========      ==========

Total return ..............................         (1.90%)         73.17%         (20.91%)         32.11%          (0.65%)
                                               ==========      ==========      ==========      ==========      ==========

Net assets at end of year (000's) .........    $  547,503      $  822,148      $  403,896      $  299,127      $  167,005
                                               ==========      ==========      ==========      ==========      ==========

Ratio of net expenses to average net assets          1.54%           1.46%           1.59%           1.80%           1.80%

Ratio of total expenses to
   average net assets(C) ..................          1.54%           1.46%           1.59%           1.80%           1.80%

Ratio of net investment loss to
   average net assets .....................         (1.14%)         (1.19%)         (1.16%)         (1.40%)         (1.05%)

Portfolio turnover rate ...................            28%             65%             54%            105%            159%

(A) Per share data has been restated to reflect the effect of a 2 for 1 share split which was declared on June 19, 2002 and paid on June 27, 2002 to shareholders of record on June 26, 2002.

(B)   Amount rounds to less than $0.005.

(C) Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Adviser.

See accompanying notes to financial statements.

The Bjurman, Barry Funds
Bjurman, Barry Mid Cap Growth Fund
Financial Highlights
=========================================================================================================
                        Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
---------------------------------------------------------------------------------------------------------
                                                  Year            Year            Year           Period
                                                 Ended           Ended           Ended           Ended
                                                March 31,       March 31,       March 31,       March 31,
                                                  2005            2004            2003           2002(A)
---------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ....    $     9.79      $     7.02      $     9.89      $    10.00
                                               ==========      ==========      ==========      ==========

Income (loss) from investment operations:
   Net investment loss ....................         (0.19)          (0.18)          (0.17)          (0.13)
   Net realized and unrealized gains
      (losses) on investments .............          1.00            2.95           (2.70)           0.02
                                               ----------      ----------      ----------      ----------
Total from investment operations ..........          0.81            2.77           (2.87)          (0.11)
                                               ----------      ----------      ----------      ----------

Paid-in capital from redemption fees ......            --(B)           --              --              --
                                               ----------      ----------      ----------      ----------

Net asset value at end of period ..........    $    10.60      $     9.79      $     7.02      $     9.89
                                               ==========      ==========      ==========      ==========

Total return (C) ..........................          8.27%          39.46%         (29.02%)         (1.10%)(D)
                                               ==========      ==========      ==========      ==========

Net assets at end of period (000's) .......    $    7,218      $   10,346      $    7,932      $   14,451
                                               ==========      ==========      ==========      ==========

Ratio of net expenses to
   average net assets .....................          1.80%           1.95%           2.00%           2.00%(E)

Ratio of total expenses to
   average net assets (F) .................          3.37%           3.02%           3.06%           3.00%(E)

Ratio of net investment loss to
   average net assets .....................         (1.23%)         (1.70%)         (1.88%)         (1.79%)(E)

Portfolio turnover rate ...................           107%            196%            183%            197%(E)

(A) Represents the period from commencement of operations (June 6, 2001) through March 31, 2002.

(B)   Amount rounds to less than $0.005.

(C) For the period from June 6, 2001 to June 21, 2004, the investment objective of the Bjurman, Barry Mid Cap Growth Fund was to seek capital appreciation through investments in the common stocks of companies with market capitalizations generally in excess of $300 million at the time of investment. Performance returns during that time period were derived from investments relating to that objective. As of June 21, 2004, the investment objective of that Fund was changed to seek capital appreciation through investments in the common stocks of companies with total market capitalizations generally between $1 billion and $10 billion at the time of investment.

(D)   Not annualized.

(E)   Annualized.

(F) Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Adviser.

See accompanying notes to financial statements.

The Bjurman, Barry Funds
Bjurman, Barry Small Cap Growth Fund
Financial Highlights
================================================================================
                                  Selected Per Share Data and Ratios for a Share
                                              Outstanding Throughout Each Period
--------------------------------------------------------------------------------
                                                  Year           Period
                                                 Ended           Ended
                                                March 31,       March 31,
                                                  2005           2004(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period ....    $    14.03      $    10.00
                                               ==========      ==========

Income (loss) from investment operations:
   Net investment loss ....................         (0.27)          (0.10)
   Net realized and unrealized gains
      (losses) on investments .............         (1.36)           4.13
                                               ----------      ----------
Total from investment operations ..........         (1.63)           4.03
                                               ----------      ----------

Paid-in capital from redemption fees ......            --(B)           --
                                               ----------      ----------

Net asset value at end of period ..........    $    12.40      $    14.03
                                               ==========      ==========

Total return ..............................        (11.62%)         40.30%(C)
                                               ==========      ==========

Net assets at end of period (000's) .......    $   44,619      $  109,876
                                               ==========      ==========

Ratio of net expenses to
   average net assets .....................          1.75%           1.70%(D)

Ratio of total expenses to
   average net assets (E) .................          1.82%           1.80%(D)

Ratio of net investment loss to
   average net assets .....................         (1.30%)         (1.56%)(D)

Portfolio turnover rate ...................           163%            138%(D)

(A) Represents the period from commencement of operations (May 12, 2003) through March 31, 2004.

(B)   Amount rounds to less than $0.005.

(C)   Not annualized.

(D)   Annualized.

(E) Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Adviser.

See accompanying notes to financial statements.

Bjurman, Barry Micro-Cap Growth Fund
Portfolio of Investments
March 31, 2005
================================================================================
    Shares      COMMON STOCKS - 98.9%                                 Value
--------------------------------------------------------------------------------
                BASIC MATERIALS** - 9.4%
     250,000    Aceto Corp. .................................    $    1,855,000
      38,400    American Vanguard Corp. .....................         1,723,008
     322,500    Ceradyne, Inc.* .............................         7,214,325
      90,000    CFC International, Inc.* ....................         1,989,900
      33,200    Flanders Corp.* .............................           374,496
     513,000    Landec Corp.* ...............................         3,734,640
      35,000    LESCO, Inc.* ................................           507,500
     121,200    Mesabi Trust ................................         1,818,000
     450,000    Metal Management, Inc. ......................        11,556,000
     100,000    Mod-Pac Corp.* ..............................         1,580,900
      18,900    Novamerican Steel, Inc.* ....................           947,079
     118,400    NS Group, Inc.* .............................         3,718,944
      32,500    Rotonics Manufacturing, Inc. ................           175,500
     220,000    Schnitzer Steel Industries, Inc. - Class A ..         7,420,600
     154,200    The Andersons, Inc. .........................         4,780,200
     134,600    Universal Stainless & Alloy Products, Inc.* .         1,889,784
      25,000    Valley National Gases, Inc. .................           409,500
                                                                 --------------
                                                                     51,695,376
                                                                 --------------
                COMMERCIAL/INDUSTRIAL SERVICES** - 8.2%
      50,000    A.M. Castle & Company* ......................           630,000
     200,000    aQuantive, Inc.* ............................         2,214,000
     175,650    Cantel Medical Corp.* .......................         5,086,824
      37,600    Competitive Technologies, Inc.* .............           525,648
     314,000    Gevity HR, Inc. .............................         6,003,680
     115,000    Perficient, Inc.* ...........................           884,350
     193,600    Portfolio Recovery Associates, Inc.* ........         6,588,208
     181,300    Rush Enterprises, Inc. - Class A* ...........         2,842,784
     380,000    TBC Corp.* ..................................        10,586,800
     300,200    World Fuel Services Corp. ...................         9,456,300
                                                                 --------------
                                                                     44,818,594
                                                                 --------------
                CONSUMER DURABLES** - 2.3%
      60,000    Acme United Corp. ...........................           840,000
      51,000    Forward Industries, Inc.* ...................           662,490
      60,000    International DisplayWorks, Inc.* ...........           571,800
      56,200    Keystone Automotive Industries, Inc.* .......         1,301,592
      20,000    PacificNet, Inc.* ...........................           163,800
     185,000    R&B, Inc.* ..................................         2,453,100
     130,000    RC2 Corp.* ..................................         4,420,000
     135,000    The Dixie Group, Inc.* ......................         2,135,700
                                                                 --------------
                                                                     12,548,482
                                                                 --------------
                CONSUMER NON-DURABLES** - 7.8%
     208,950    Central European Distribution Corp.* ........         6,955,946
     120,000    Deckers Outdoor Corp.* ......................         4,288,800
     150,000    Hansen Natural Corp.* .......................         9,010,500
     177,600    Nutraceutical International Corp.* ..........         2,816,736

Bjurman, Barry Micro-Cap Growth Fund
Portfolio of Investments (Continued)
================================================================================
   Shares       COMMON STOCKS - 98.9% (Continued)                     Value
--------------------------------------------------------------------------------
                CONSUMER NON-DURABLES** - 7.8% (Continued)
     130,000    Parlux Fragrances, Inc.* ....................    $    2,814,500
     153,500    Rocky Shoes & Boots, Inc.* ..................         4,075,272
     130,000    True Religion Apparel, Inc.* ................         1,605,500
     240,000    USANA Health Sciences, Inc.* ................        11,351,999
                                                                 --------------
                                                                     42,919,253
                                                                 --------------
                CONSUMER SERVICES** - 1.5%
     110,000    Aptimus, Inc.* ..............................         2,030,600
     127,500    Gaming Partners International Corp.* ........         1,816,875
     230,000    Monarch Casino & Resort, Inc.* ..............         4,577,000
                                                                 --------------
                                                                      8,424,475
                                                                 --------------
                ELECTRONIC TECHNOLOGY** - 25.6%
     100,000    ADE Corp.* ..................................         2,220,000
     100,000    Altiris, Inc.* ..............................         2,385,000
      50,000    Applied Signal Technology, Inc. .............         1,145,000
      88,900    CAM Commerce Solutions, Inc.* ...............         1,400,175
      16,700    Cash Systems, Inc.* .........................           124,749
     140,000    Catapult Communications Corp.* ..............         2,989,000
     160,000    Color Kinetics, Inc.* .......................         1,612,800
      75,000    Communications Systems, Inc. ................           855,000
     375,300    Comtech Telecommunications Corp.* ...........        19,553,130
     160,000    CryptoLogic, Inc. ...........................         4,956,800
     425,000    Digi International, Inc.* ...................         5,831,000
     270,000    Diodes, Inc.* ...............................         7,325,100
     345,000    Epicor Software Corp.* ......................         4,519,500
     247,200    Essex Corp.* ................................         4,036,776
     104,500    FARO Technologies, Inc.* ....................         2,459,930
     120,000    Globecomm Systems, Inc.* ....................           714,000
     438,000    II-VI, Inc.* ................................         7,638,720
     180,000    Jupitermedia Corp.* .........................         2,791,800
     115,000    LaBarge, Inc.* ..............................         1,505,350
      80,000    Manchester Technologies, Inc.* ..............           450,400
     285,000    Metrologic Instruments, Inc.* ...............         6,406,800
     308,400    Micronetics, Inc.* ..........................         2,661,492
     180,000    MicroStrategy, Inc. - Class A* ..............         9,768,600
     435,000    MIND C.T.I. Ltd. ............................         1,692,150
      68,500    Online Resources Corp.* .....................           603,485
     452,600    Perceptron, Inc.* ...........................         3,575,540
      35,000    Programmer's Paradise, Inc. .................           436,100
      45,000    Radiant Systems, Inc.* ......................           441,000
     552,300    RAE Systems, Inc.* ..........................         1,695,561
     220,000    SafeNet, Inc.* ..............................         6,448,200
     110,000    SI International, Inc.* .....................         3,039,300
     250,000    Sirenza Microdevices, Inc.* .................           792,500
     160,400    Smith Micro Software, Inc.* .................           784,356
     500,000    SS&C Technologies, Inc. .....................        11,400,000
     187,200    Stratasys, Inc.* ............................         5,303,376
      32,400    Tyler Technologies, Inc.* ...................           246,564

Bjurman, Barry Micro-Cap Growth Fund
Portfolio of Investments (Continued)
================================================================================
   Shares       COMMON STOCKS - 98.9% (Continued)                     Value
--------------------------------------------------------------------------------
                ELECTRONIC TECHNOLOGY** - 25.6% (Continued)
     170,000    Verint Systems, Inc.* .......................    $    5,939,800
     280,000    Video Display Corp. .........................         3,748,920
                                                                 --------------
                                                                    139,497,974
                                                                 --------------
                ENERGY** - 1.6%
     645,900    Pioneer Drilling Company* ...................         8,894,043
                                                                 --------------

                FINANCE** - 5.2%
     100,000    American Physicians Capital, Inc.* ..........         3,427,000
     150,000    Argonaut Group, Inc.* .......................         3,183,000
      89,200    Bank of the Ozarks, Inc. ....................         2,832,100
     150,000    First Cash Financial Services, Inc.* ........         3,175,500
      80,200    First Community Bancorp .....................         3,552,860
     339,900    Five Star Quality Care, Inc.* ...............         2,868,756
      50,000    Glacier Bancorp, Inc. .......................         1,525,000
     225,000    Meadowbrook Insurance Group, Inc.* ..........         1,181,250
     120,000    Permian Basin Royalty Trust .................         1,666,800
     166,006    Rome Bancorp, Inc. ..........................         1,668,360
     125,000    World Acceptance Corp.* .....................         3,190,000
                                                                 --------------
                                                                     28,270,626
                                                                 --------------
                HEALTH CARE** - 23.6%
      51,300    Advanced Neuromodulation Systems, Inc.* .....         1,375,353
     165,000    Amedisys, Inc.* .............................         4,991,250
     100,000    American Healthways, Inc.* ..................         3,302,000
     228,498    Bio-Reference Laboratories, Inc.* ...........         3,180,692
     180,000    Centene Corp.* ..............................         5,398,200
     138,900    Dialysis Corp. of America* ..................         2,834,949
     520,000    eResearch Technology, Inc.* .................         6,125,600
     368,200    Exactech, Inc.* .............................         6,248,354
      30,000    First Horizon Pharmaceutical Corp.* .........           506,400
     360,000    Healthcare Services Group, Inc. .............         8,730,000
      22,600    Horizon Health Corp.* .......................           960,500
     480,000    Immucor, Inc.* ..............................        14,491,200
     400,000    IRIS International, Inc.* ...................         4,492,000
     101,400    LabOne, Inc.* ...............................         3,496,272
     277,500    LCA-Vision, Inc. ............................         9,240,750
     180,000    Lifecore Biomedical, Inc.* ..................         3,198,600
      80,100    Medicore, Inc.* .............................           941,175
     373,000    Merge Technologies, Inc.* ...................         6,546,150
      48,400    Mesa Laboratories, Inc. .....................           668,114
     170,000    Misonix, Inc.* ..............................         1,020,000
     220,000    Neogen Corp.* ...............................         3,251,820
     388,700    Palomar Medical Technologies, Inc.* .........        10,483,239
     251,000    PAREXEL International Corp.* ................         5,898,500
     360,000    Quality Systems, Inc. .......................        15,242,400
      70,000    Somanetics Corp.* ...........................           945,000
     346,200    Trinity Biotech Plc - ADR* ..................           879,348
     205,300    Ventiv Health, Inc.* ........................         4,721,900
                                                                 --------------
                                                                    129,169,766
                                                                 --------------

Bjurman, Barry Micro-Cap Growth Fund
Portfolio of Investments (Continued)
================================================================================
   Shares       COMMON STOCKS - 98.9% (Continued)                     Value
--------------------------------------------------------------------------------
                PRODUCER MANUFACTURING** - 5.4%
     300,000    A.S.V., Inc.* ...............................    $   11,893,500
     106,600    Axsys Technologies, Inc.* ...................         2,394,236
      50,000    Blount International, Inc.* .................           849,000
      94,000    Daktronics, Inc.* ...........................         2,035,100
      25,000    Dynamic Materials Corp.* ....................           880,500
      70,000    Gehl Company* ...............................         1,869,700
     170,000    Nam Tai Electronics, Inc. ...................         4,522,000
      63,700    Sun Hydraulics Corp. ........................         1,914,822
     381,000    Technology Research Corp. ...................         1,946,910
     168,000    Wolverine Tube, Inc.* .......................         1,503,600
                                                                 --------------
                                                                     29,809,368
                                                                 --------------
                RETAIL** - 5.0%
     107,600    Central Garden & Pet Company* ...............         4,719,336
      29,000    eCOST.com, Inc.* ............................           197,490
     105,000    Goody's Family Clothing, Inc. ...............           948,150
      60,000    PC MALL, Inc.* ..............................           745,200
     600,000    The Finish Line, Inc. - Class A .............        13,890,000
      75,000    The Great Atlantic & Pacific Tea Company, Inc.*       1,117,500
     225,000    The Sportsman's Guide, Inc.* ................         5,881,500
                                                                 --------------
                                                                     27,499,176
                                                                 --------------
                TRANSPORTATION** - 1.5%
     110,000    Celadon Group, Inc.* ........................         2,040,500
     150,000    Frozen Food Express Industries, Inc.* .......         1,728,000
      47,600    Hub Group, Inc. - Class A* ..................         2,983,092
      86,600    U.S. Xpress Enterprises, Inc. - Class A* ....         1,415,910
                                                                 --------------
                                                                      8,167,502
                                                                 --------------
                UTILITIES** - 1.8%
     147,900    The Middleby Corp. ..........................         7,306,260
     170,000    Tim Participacoes S.A. - ADR ................         2,551,700
                                                                 --------------
                                                                      9,857,960
                                                                 --------------

                Total Common Stocks .........................    $  541,572,595
                                                                 --------------

                MONEY MARKETS - 1.9%
  10,279,472    First American Treasury Obligations Fund ....    $   10,279,472
                                                                 --------------

                Total Investment Securities - 100.8%
                (Cost $327,140,293) .........................    $  551,852,067

                Liabilities in Excess of Other Assets - (0.8%)       (4,349,419)
                                                                 --------------

                Net Assets - 100.0% .........................    $  547,502,648
                                                                 ==============

*     Non-income producing security.

**    Securities are grouped by sector.

ADR - American Depository Receipt.

See accompanying notes to financial statements.

Bjurman, Barry Mid Cap Growth Fund
Portfolio of Investments
March 31, 2005
================================================================================
   Shares       COMMON STOCKS - 97.2%                                 Value
--------------------------------------------------------------------------------
                BASIC MATERIALS** - 4.9%
       3,750    Armor Holdings, Inc.* .......................    $      139,088
       1,400    Corn Products International, Inc. ...........            36,386
       4,100    Gerdau S.A. - ADR ...........................            67,650
         600    Nucor Corp. .................................            34,536
       3,250    Olin Corp. ..................................            72,475
                                                                 --------------
                                                                        350,135
                                                                 --------------
                CONSUMER DURABLES** - 5.1%
       3,300    Scientific Games Corp. - Class A* ...........            75,405
       3,300    The Toro Company ............................           292,050
                                                                 --------------
                                                                        367,455
                                                                 --------------
                CONSUMER NON-DURABLES** - 7.2%
       1,500    Archer-Daniels-Midland Company ..............            36,870
       2,900    Coach, Inc.* ................................           164,227
       3,000    Pilgrim's Pride Corp. .......................           107,160
       3,500    Quiksilver, Inc.* ...........................           101,605
       2,300    Smithfield Foods, Inc.* .....................            72,565
       1,500    The Warnaco Group, Inc.* ....................            36,060
                                                                 --------------
                                                                        518,487
                                                                 --------------
                CONSUMER SERVICES** - 2.6%
       1,700    Station Casinos, Inc. .......................           114,835
         500    The First Marblehead Corp.* .................            28,765
       1,300    XM Satellite Radio Holdings, Inc. - Class A*             40,950
                                                                 --------------
                                                                        184,550
                                                                 --------------
                ELECTRONIC TECHNOLOGY** - 21.0%
       3,100    Autodesk, Inc. ..............................            92,256
       2,600    Avid Technology, Inc.* ......................           140,712
       3,250    DRS Technologies, Inc.* .....................           138,125
       1,600    InfoSpace, Inc.* ............................            65,328
       1,200    L-3 Communications Holdings, Inc. ...........            85,224
       7,200    Marvell Technology Group Ltd.* ..............           276,047
      10,100    PerkinElmer, Inc. ...........................           208,363
       2,600    Plantronics, Inc. ...........................            99,008
         700    Research In Motion Ltd.* ....................            53,494
       1,750    Rockwell Automation, Inc. ...................            99,120
       2,250    SanDisk Corp.* ..............................            62,550
       4,100    VeriSign, Inc.* .............................           117,670
       1,650    Zebra Technologies Corp. - Class A* .........            78,359
                                                                 --------------
                                                                      1,516,256
                                                                 --------------
                ENERGY** - 13.1%
       1,000    Alliance Resource Partners L.P. .............            64,280
       4,300    Chesapeake Energy Corp. .....................            94,342
       2,150    Cimarex Energy Company* .....................            83,850
       1,000    Kerr-McGee Corp. ............................            78,330
       8,400    Magnum Hunter Resources, Inc.* ..............           135,323

Bjurman, Barry Mid Cap Growth Fund
Portfolio of Investments (Continued)
================================================================================
   Shares       COMMON STOCKS - 97.2% (Continued)                     Value
--------------------------------------------------------------------------------
                ENERGY** - 13.1% (Continued)
         600    Newfield Exploration Company* ...............    $       44,556
       2,450    Patina Oil & Gas Corp. ......................            98,000
       1,900    PetroKazakhstan, Inc. - Class A .............            76,323
       1,300    Premcor, Inc. ...............................            77,584
       3,100    Todco - Class A* ............................            80,104
         800    Unit Corp.* .................................            36,136
       1,300    Weatherford International Ltd.* .............            75,322
                                                                 --------------
                                                                        944,150
                                                                 --------------
                FINANCE** - 7.4%
       6,700    AmeriCredit Corp.* ..........................           157,048
       1,000    Arch Capital Group Ltd.* ....................            40,040
       1,850    Assurant, Inc. ..............................            62,345
       2,300    Selective Insurance Group, Inc. .............           106,329
       1,800    Sovereign Bancorp, Inc. .....................            39,888
         900    StanCorp Financial Group, Inc. ..............            76,302
         900    The Commerce Group, Inc. ....................            55,782
                                                                 --------------
                                                                        537,734
                                                                 --------------
                HEALTH CARE** - 11.1%
       2,050    Affymetrix, Inc.* ...........................            87,822
       2,250    Celgene Corp.* ..............................            76,613
       1,400    Coventry Health Care, Inc.* .................            95,396
       4,100    Gen-Probe, Inc.* ............................           182,696
       2,300    Kindred Healthcare, Inc.* ...................            80,730
       2,300    Pharmaceutical Product Development, Inc.* ...           111,435
       1,300    Sierra Health Services, Inc.* ...............            82,992
       2,400    St. Jude Medical, Inc.* .....................            86,400
                                                                 --------------
                                                                        804,084
                                                                 --------------
                PRODUCER MANUFACTURING** - 4.7%
       2,850    Joy Global, Inc. ............................            99,921
       2,050    Maverick Tube Corp.* ........................            66,646
       1,200    PACCAR, Inc. ................................            86,868
       3,150    The Timken Company ..........................            86,121
                                                                 --------------
                                                                        339,556
                                                                 --------------
                RETAIL** - 4.8%
       2,650    Aeropostale, Inc.* ..........................            86,788
       7,000    Cabela's, Inc. - Class A* ...................           144,409
       1,950    Pacific Sunwear of California, Inc.* ........            54,561
       1,250    Urban Outfitters, Inc.* .....................            59,963
                                                                 --------------
                                                                        345,721
                                                                 --------------
                TRANSPORTATION** - 7.3%
       4,150    Heartland Express, Inc. .....................            79,473
       8,100    OMI Corp. ...................................           155,115
       1,950    Overseas Shipholding Group, Inc. ............           122,675
       2,450    UTI Worldwide, Inc. .........................           170,152
                                                                 --------------
                                                                        527,415
                                                                 --------------

Bjurman, Barry Mid Cap Growth Fund
Portfolio of Investments (Continued)
================================================================================
   Shares       COMMON STOCKS - 97.2% (Continued)                     Value
--------------------------------------------------------------------------------
                UTILITIES** - 8.0%
       2,400    Mobile Telesystems - ADR ....................    $       84,456
       6,500    Nextel Partners, Inc. - Class A* ............           142,740
       3,300    NII Holdings, Inc.* .........................           189,750
       3,300    Tim Hellas Telecommunications S.A. - ADR ....            69,498
       2,900    West Corp.* .................................            92,800
                                                                 --------------
                                                                        579,244
                                                                 --------------

                Total Common Stocks .........................    $    7,014,787
                                                                 --------------

                MONEY MARKETS - 2.7%
     198,467    First American Treasury Obligations Fund ....    $      198,467
                                                                 --------------

                Total Investment Securities - 99.9%
                (Cost $5,559,186) ...........................    $    7,213,254

                Other Assets in Excess of Liabilities - 0.1%              5,232
                                                                 --------------

                Net Assets - 100.0% .........................    $    7,218,486
                                                                 ==============

*     Non-income producing security.

**    Securities are grouped by sector.

ADR - American Depository Receipt.

See accompanying notes to financial statements.

Bjurman, Barry Small Cap Growth Fund
Portfolio of Investments
March 31, 2005
================================================================================
   Shares       COMMON STOCKS - 96.8%                                Value
--------------------------------------------------------------------------------
                BASIC MATERIALS** - 3.4%
      26,200    American Vanguard Corp. .....................    $    1,175,594
       1,050    Novamerican Steel, Inc.* ....................            52,616
       8,900    The Andersons, Inc. .........................           275,900
                                                                 --------------
                                                                      1,504,110
                                                                 --------------
                COMMERCIAL/INDUSTRIAL SERVICES** - 16.8%
      40,000    Applied Industrial Technologies, Inc. .......         1,088,000
      33,000    Aviall, Inc.* ...............................           924,000
      13,200    Bright Horizons Family Solutions, Inc.* .....           445,368
      45,000    Cantel Medical Corp.* .......................         1,303,200
      35,000    Heidrick & Struggles International, Inc.* ...         1,286,950
      50,000    INTAC International, Inc.* ..................           630,000
      30,000    Navigant Consulting, Inc.* ..................           816,900
      13,200    Portfolio Recovery Associates, Inc.* ........           449,196
      20,000    TBC Corp.* ..................................           557,200
                                                                 --------------
                                                                      7,500,814
                                                                 --------------
                CONSUMER NON-DURABLES** - 2.3%
      15,000    Deckers Outdoor Corp.* ......................           536,100
      40,300    True Religion Apparel, Inc.* ................           497,705
                                                                 --------------
                                                                      1,033,805
                                                                 --------------
                CONSUMER SERVICES** - 1.4%
      19,000    Steiner Leisure Ltd.* .......................           621,110
                                                                 --------------

                ELECTRONIC TECHNOLOGY** - 13.0%
      50,000    ADE Corp.* ..................................         1,110,000
      20,000    Catapult Communications Corp.* ..............           427,000
      14,600    Color Kinetics, Inc.* .......................           147,168
      30,000    CryptoLogic, Inc. ...........................           929,400
      32,300    Digi International, Inc.* ...................           443,156
      30,000    Epicor Software Corp.* ......................           393,000
      10,000    FARO Technologies, Inc.* ....................           235,400
      24,000    j2 Global Communications, Inc.* .............           823,440
      23,200    Komag, Inc.* ................................           518,520
      30,000    Online Resources Corp.* .....................           264,300
      32,900    X-Rite, Inc. ................................           494,816
                                                                 --------------
                                                                      5,786,200
                                                                 --------------
                ENERGY** - 6.6%
      16,800    Atwood Oceanics, Inc.* ......................         1,117,872
      35,000    Energy Partners Ltd.* .......................           908,950
      67,000    Pioneer Drilling Company* ...................           922,590
                                                                 --------------
                                                                      2,949,412
                                                                 --------------

Bjurman, Barry Small Cap Growth Fund
Portfolio of Investments (Continued)
================================================================================
   Shares       COMMON STOCKS - 96.8% (Continued)                     Value
--------------------------------------------------------------------------------
                FINANCE** - 3.7%
      13,700    American Physicians Capital, Inc.* ..........    $      469,499
      65,000    Five Star Quality Care, Inc.* ...............           548,600
       4,200    Meritage Homes Corp.* .......................           247,464
      13,000    Safety Insurance Group, Inc. ................           402,480
                                                                 --------------
                                                                      1,668,043
                                                                 --------------
                HEALTH CARE** - 33.9%
      35,000    Amedisys, Inc.* .............................         1,058,750
      30,000    American Healthways, Inc.* ..................           990,600
      20,000    American Science and Engineering, Inc.* .....           894,200
      18,700    Chattem, Inc.* ..............................           831,589
      20,000    Dialysis Corp. of America* ..................           408,200
      22,000    Healthcare Services Group, Inc. .............           533,500
      20,000    Intuitive Surgical, Inc.* ...................           909,400
      96,300    IRIS International, Inc.* ...................         1,081,449
      40,000    LCA-Vision, Inc. ............................         1,332,000
      30,000    Lifecore Biomedical, Inc.* ..................           533,100
       8,300    Merge Technologies, Inc.* ...................           145,665
      40,000    Option Care, Inc. ...........................           823,600
      35,000    Palomar Medical Technologies, Inc.* .........           943,950
      25,000    Psychiatric Solutions, Inc.* ................         1,150,000
      33,000    Serologicals Corp.* .........................           806,520
       9,600    Sunrise Senior Living, Inc.* ................           466,560
      24,000    United Therapeutics Corp.* ..................         1,096,680
      50,000    Ventiv Health, Inc.* ........................         1,150,000
                                                                 --------------
                                                                     15,155,763
                                                                 --------------
                PRODUCER MANUFACTURING** - 5.8%
      23,000    A.S.V., Inc.* ...............................           911,835
      15,500    Daktronics, Inc.* ...........................           335,575
      20,000    MICROS Systems, Inc.* .......................           734,200
      19,800    Stewart & Stevenson Services, Inc. ..........           453,222
      30,000    Technology Research Corp. ...................           153,300
                                                                 --------------
                                                                      2,588,132
                                                                 --------------
                RETAIL** - 5.2%
      10,000    Building Materials Holding Corp. ............           444,800
      50,000    Great Atlantic & Pacific Tea Company, Inc.* .           745,000
      50,000    Stein Mart, Inc.* ...........................         1,125,000
                                                                 --------------
                                                                      2,314,800
                                                                 --------------
                TRANSPORTATION** - 2.7%
      19,000    Hub Group, Inc. - Class A* ..................         1,190,730
                                                                 --------------

                UTILITIES** - 2.0%
      60,000    Tim Participacoes S.A. - ADR ................           900,600
                                                                 --------------

                Total Common Stocks .........................    $   43,213,519
                                                                 --------------

Bjurman, Barry Small Cap Growth Fund
Portfolio of Investments (Continued)
===============================================================================
   Shares       COMMON STOCKS - 96.8% (Continued)                     Value
-------------------------------------------------------------------------------
                MONEY MARKETS - 0.8%
     340,167    First American Treasury Obligations Fund ....    $      340,167
                                                                 --------------

                Total Investment Securities - 97.6%
                (Cost $38,291,661) ..........................    $   43,553,686

                Other Assets in Excess of Liabilities - 2.4%          1,065,651
                                                                 --------------

                Net Assets - 100.0% .........................    $   44,619,337
                                                                 ==============

*     Non-income producing security.

**    Securities are grouped by sector.

ADR - American Depository Receipt.

See accompanying notes to financial statements.

The Bjurman, Barry Funds
Notes to Financial Statements
March 31, 2005
===============================================================================
1.    Organization

The Bjurman, Barry Funds (the "Trust") is organized as a Delaware Statutory Trust pursuant to a Trust Agreement dated September 26, 1996, as amended February 11, 1997 and January 28, 2002. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Trust has established three separate series: the Bjurman, Barry Micro-Cap Growth Fund, the Bjurman, Barry Mid Cap Growth Fund and the Bjurman, Barry Small Cap Growth Fund (individually, a "Fund," and collectively, the "Funds"). The Bjurman, Barry Micro-Cap Growth Fund commenced operations on March 31, 1997, the Bjurman, Barry Mid Cap Growth Fund commenced operations on June 6, 2001, and the Bjurman, Barry Small Cap Growth Fund commenced operations on May 12, 2003.

The Bjurman, Barry Micro-Cap Growth Fund (the "Micro-Cap Growth Fund") seeks capital appreciation through investments in the common stocks of companies with market capitalizations generally between $30 million and $300 million at the time of investment.

The Bjurman, Barry Mid Cap Growth Fund (the "Mid Cap Growth Fund") seeks capital appreciation through investments in the common stocks of companies with market capitalizations generally between $1 billion and $10 billion at the time of investment.

The Bjurman, Barry Small Cap Growth Fund (the "Small Cap Growth Fund") seeks capital appreciation through investments in the common stocks of companies with market capitalizations generally between $100 million and $1 billion at the time of investment.

2.    Significant Accounting Policies

Securities valuation - The Funds' portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Share valuation - The net asset value per share ("NAV") of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

Investment income - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

Distributions to shareholders - Dividends arising from net investment income, if any, are declared and paid to shareholders annually in December. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Security transactions - Security transactions are accounted for on a trade date basis. Securities sold are determined on a specific identification basis.

The Bjurman, Barry Funds
Notes to Financial Statements (Continued)
===============================================================================
Redemption/Exchange fees - Effective August 1, 2004, the Funds assess investors who redeem or exchange shares (other than shares acquired through reinvestment of dividends or other distributions) held by the investors for 60 days or less a redemption fee of 2% of the NAV of the shares being redeemed or exchanged. The Funds will retain the fee charged as paid-in capital and such fees become part of that Fund's daily NAV calculation.

Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is each Fund's policy to comply with the requirements under subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the year ended March 31, 2005 and 2004 were as follows:

--------------------------------------------------------------------------------------------------------------------------
                                       Micro-Cap                         Mid Cap                       Small Cap
                                      Growth Fund                      Growth Fund                    Growth Fund
--------------------------------------------------------------------------------------------------------------------------
                                  2005            2004            2005            2004            2005            2004
From ordinary income .....    $         --    $         --    $         --    $         --    $         --    $         --
From long-term gains .....    $ 78,549,941    $         --    $         --    $         --    $         --    $         --
                              ------------    ------------    ------------    ------------    ------------    ------------
                              $ 78,549,941    $         --    $         --    $         --    $         --    $         --
                              ============    ============    ============    ============    ============    ============
--------------------------------------------------------------------------------------------------------------------------

As of March 31, 2005, the components of distributable earnings on a tax basis were as follows:

--------------------------------------------------------------------------------------------
                                          Micro-Cap           Mid Cap           Small Cap
                                         Growth Fund        Growth Fund        Growth Fund
--------------------------------------------------------------------------------------------
Tax cost of portfolio investments ..    $  327,140,293     $    5,559,186     $   38,329,492
                                        ==============     ==============     ==============
Gross unrealized appreciation ......    $  239,402,067     $    1,746,484     $    6,658,427
Gross unrealized depreciation ......       (14,690,293)           (92,416)        (1,434,233)
                                        --------------     --------------     --------------
Net unrealized appreciation ........       224,711,774          1,654,068          5,224,194
Capital loss carryforwards .........                --           (874,441)       (16,862,726)
Long-term capital gains ............        53,282,735                 --                 --
Other timing differences ...........                --             (2,384)            (6,159)
                                        --------------     --------------     --------------
Total accumulated earnings (deficit)    $  277,994,509     $      777,243     $  (11,644,691)
                                        ==============     ==============     ==============
--------------------------------------------------------------------------------------------

The difference between the tax cost of portfolio investments and financial statement cost for the Funds is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP. Capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Bjurman, Barry Funds
Notes to Financial Statements (Continued)
================================================================================
Reclassifications result primarily from the difference in the tax treatment of net investment losses and amortization of organization costs. These reclassifications have no impact on the net assets or net asset value of the Funds and are designed to present the Funds' capital accounts on a tax basis:

                                                   Undistributed   Accumulated
                                     Paid-In       Net Investment  Net Realized
                                     Capital           Income     Gains (Losses)
--------------------------------------------------------------------------------
Micro-Cap Growth Fund .........   $ (7,354,685)    $  7,354,685    $         --
Mid Cap Growth Fund ...........   $   (128,430)    $    128,430    $         --
Small Cap Growth Fund .........   $   (963,230)    $    963,230    $         --
--------------------------------------------------------------------------------

During the year ended March 31, 2005, the Mid Cap Growth Fund utilized capital loss carryforwards of $997,397. As of March 31, 2005, the Funds had the following capital loss carryforwards for federal income tax purposes:

                                                                       Expires
                                                      Amount           March 31
--------------------------------------------------------------------------------
Mid Cap Growth Fund ..........................     $    874,441          2011

Small Cap Growth Fund ........................     $    991,672          2012
                                                   $ 15,871,054          2013
--------------------------------------------------------------------------------

3.    Investment Transactions

For the year ended March 31, 2005, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, were as follows:

                                               Purchases               Sales
--------------------------------------------------------------------------------
Micro-Cap Growth Fund ..............          $178,280,843          $429,575,324
Mid Cap Growth Fund ................          $ 10,447,482          $ 14,487,622
Small Cap Growth Fund ..............          $119,651,897          $172,232,816
--------------------------------------------------------------------------------

4.    Transactions with Affiliates

Certain trustees and officers of the Trust are also officers of Bjurman, Barry & Associates (the "Adviser"), or of Integrated Fund Services, Inc. ("IFS"), the Trust's administrative services agent, shareholder servicing and transfer agent, and accounting services agent, or IFS Fund Distributors, Inc. (the "Underwriter"), the principal underwriter for the Trust.

INVESTMENT ADVISORY FEE

The Adviser provides each Fund with investment advisory services. For providing investment advisory services, each Fund pays the Adviser a monthly fee, which is calculated daily by applying an annual rate of 1.00% to the average daily net assets of each respective Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse certain expenses of each Fund to the extent necessary to limit that Fund's total operating expenses to 1.80% of its average daily net assets. For the year ended March 31, 2005, the Adviser waived $99,068 of its investment advisory fees and paid on behalf $62,653 of other operating expenses of the Mid Cap Growth Fund and waived $49,916 of its investment advisory fees of the Small Cap Growth Fund. Any fees withheld or voluntarily reduced and any Fund expense absorbed by the Adviser voluntarily or pursuant to an agreed upon expense cap which are a Fund's obligation are subject to reimbursement by that Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years, if the aggregate amount paid by the Fund toward the operating expenses

The Bjurman, Barry Funds
Notes to Financial Statements (Continued)
================================================================================
for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, except that it is permitted to look back up to five years and four years, respectively, during the initial six years and seventh year of each Fund's operations. Any such reimbursement is also contingent upon the review and approval of the Trust's Board of Trustees. Such reimbursement may not be paid prior to a Fund's payment of current ordinary expenses.

As of March 31, 2005, the Mid Cap Growth Fund and the Small Cap Growth Fund had $488,625 and $99,738, respectively, of cumulative waivers that could potentially be reimbursed to the Adviser in future periods. The expiration of these waivers is as follows:

                                                                       Expires
                                                        Amount         March 31
--------------------------------------------------------------------------------
Mid Cap Growth Fund ........................          $  209,590         2007
                                                      $  279,035         2008

Small Cap Growth Fund ......................          $   99,738         2009
--------------------------------------------------------------------------------

ADMINISTRATION FEE

Under the terms of an Administration Agreement, IFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for each Fund. IFS supervises the preparation of tax returns, reports to shareholders of each Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, IFS receives a monthly fee subject to a monthly minimum fee per Fund. Included in "Payable to other affiliates" on the Statements of Assets and Liabilities, the Micro-Cap Growth Fund, the Mid Cap Growth Fund and the Small Cap Growth Fund accrued $60,070, $2,000 and $4,155 of administrative fees, respectively, for the month ended March 31, 2005.

TRANSFER AGENT FEE

Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, IFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives a monthly fee per shareholder account, subject to a monthly minimum fee per Fund. In addition, each Fund pays IFS out-of-pocket expenses including, but not limited to, postage and supplies. Included in "Payable to other affiliates" on the Statements of Assets and Liabilities, the Micro-Cap Growth Fund, the Mid Cap Growth Fund and the Small Cap Growth Fund accrued $12,285, $2,000 and $4,857 of transfer agent fees, respectively, for the month ended March 31, 2005.

ACCOUNTING SERVICES FEE

Under the terms of an Accounting Services Agreement, IFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, IFS receives a monthly fee from each Fund. In addition, each Fund pays IFS certain out-of-pocket expenses incurred by IFS in obtaining valuations of each Fund's portfolio securities. Included in "Payable to other affiliates" on the Statements of Assets and Liabilities, the Micro-Cap Growth Fund, the Mid Cap Growth Fund and the Small Cap Growth Fund accrued $5,826, $2,500 and $2,500 of accounting services fees, respectively, for the month ended March 31, 2005.

The Bjurman, Barry Funds
Notes to Financial Statements (Continued)
================================================================================
UNDERWRITING FEE

Under the terms of an Underwriting Agreement, the Underwriter serves as principal underwriter for each Fund and, as such, is the exclusive agent for the distribution of shares of each Fund. For these services, the Underwriter receives a monthly fee from the Trust. The Underwriter is an affiliate of IFS by reason of common ownership. Included in "Payable to other affiliates" on the Statements of Assets and Liabilities, the Micro-Cap Growth Fund, the Mid Cap Growth Fund and the Small Cap Growth Fund each accrued $167 of underwriting fees for the month ended March 31, 2005.

DISTRIBUTION PLAN

Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. As provided in the Plan, each Fund will reimburse the Adviser, the Underwriter or others for expenses incurred in distributing and promoting shares of each Fund and for certain shareholder servicing at a maximum aggregate annual rate of 0.25% of each Fund's average daily net assets. Under the Plan, the Micro-Cap Growth Fund, the Mid Cap Growth Fund and the Small Cap Growth Fund incurred $1,610,493, $25,677 and $185,414, respectively, of distribution fees during the year ended March 31, 2005.

5.    Commitments and Contingencies

On December 9, 2003, Milton Pfeiffer, a shareholder of the Micro-Cap Growth Fund, filed a complaint, amended on February 20, 2004 and again on April 29, 2004, in the United States District Court for the Southern District of New York, naming the Adviser and the Micro-Cap Growth Fund as defendants. The amended complaint alleges that the Adviser violated its fiduciary duties under section 36(b) of the Investment Company Act of 1940 ("ICA"). Specifically, the complaint alleges that the Adviser charged the Micro-Cap Growth Fund for reimbursement for unnecessary and excessive marketing and distribution fees under Rule 12b-1 promulgated by the Securities and Exchange Commission under the ICA, even though the Micro-Cap Growth Fund had been closed since May 30, 2003 to new investors outside The Bjurman, Barry Funds. The complaint alleges that these Rule 12b-1 fee payments to the Adviser were in violation of the Adviser's fiduciary duty with respect to the receipt of compensation under section 36(b) of the ICA. Plaintiff seeks the following relief: (1) to recover for the Micro-Cap Growth Fund the allegedly excessive Rule 12b-1 fees from the Adviser; (2) to recover for the Micro-Cap Growth Fund a portion of the investment advisory fees collected by the Adviser while allegedly in breach of its fiduciary duty; (3) to enjoin the Adviser from receiving from the Micro-Cap Growth Fund, and to enjoin the Micro-Cap Growth Fund from paying to the Adviser, (a) any Rule 12b-1 fees while the Micro-Cap Growth Fund is closed to new investors and (b) any other charges that do not bear a reasonable relationship to the services provided or expenses incurred; and (4) to recover for plaintiff the costs and disbursements of this lawsuit, including the fees of plaintiff's attorneys and experts. The potential exposure of the Micro-Cap Growth Fund is unknown at this time.

The Adviser and the Micro-Cap Growth Fund deny, and will vigorously contest, the plaintiff's allegations.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and that provide general indemnification. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

The Bjurman, Barry Funds
Report of Independent Registered Public Acccounting Firm
================================================================================

To the Shareholders and Board of Trustees of the Bjurman, Barry Funds:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments as of March 31, 2005, of the Bjurman, Barry Funds (the "Funds") comprising the Bjurman, Barry Micro-Cap Growth Fund, Bjurman, Barry Mid Cap Growth Fund and Bjurman, Barry Small Cap Growth Fund, and the related statements of operations for the year then ended and statements of changes in net assets for each of the years in the two- year period then ended for the Bjurman, Barry Micro-Cap Growth Fund and Bjurman, Barry Mid Cap Growth Fund and for the year ended March 31, 2005 and for the period from May 12, 2003 (commencement of operations) to March 31, 2004 for Bjurman, Barry Small Cap Growth Fund, and the financial highlights for each of the years in the five-year period ended March 31, 2005 for Bjurman, Barry Micro-Cap Growth Fund, for each of the three years in the three-year period ended March 31, 2005 and for the period from June 6, 2001 (commencement of operations) to March 31, 2002 for Bjurman, Barry Mid Cap Growth Fund and for the year ended March 31, 2005 and for the period from May 12, 2003 (commencement of operations) to March 31, 2004 for Bjurman, Barry Small Cap Growth Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Funds as of March 31, 2005 and the results of their operations for the year ended, the changes in their net assets, and their financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Los Angeles, California
May 20, 2005

The Bjurman, Barry Funds
Other Items (Unaudited)
================================================================================
Proxy Voting

The Adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to its portfolio securities as well as information regarding each Fund's proxy voting record for the most recent twelve month period ended June 30 are available without charge upon request by calling toll free 1-800-227-7264 or by visiting the Funds' website at www.bjurmanbarry.com. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q beginning with the December 2004 quarter. The complete listing (i) is available on the Commission's website at http://www.sec.gov; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1-800-227-7264. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Renewal of Investment Advisory Agreement

The Independent Trustees, at a meeting on November 15, 2004, recommended the renewal of the Investment Advisory Agreement between the Trust and Bjurman, Barry & Associates (the "Adviser") for an additional one-year term, and the Board of Trustees (the "Board"), at its meeting on November 16, 2004, unanimously approved such renewal. Prior to recommending the continuation of the Investment Advisory Agreement, the Independent Trustees requested, received and considered, at meetings on November 8 and 15, 2004, extensive materials and information from the Adviser and Lipper, Inc. to assist the Trustees in considering the approval of the Investment Advisory Agreement. The materials provided to the Trustees contained information, including comparative fund information relating to performance, advisory fees and other expenses, with respect to numerous factors, including the following:

o     biographical information on the Adviser's personnel;

o     compensation structure for the Adviser's personnel;

o     the Adviser's investment strategies and decision-making processes;

o     the nature, extent and quality of the services provided by the Adviser;

o     the investment performance of the Funds and their peer groups;

o     the profitability of the Adviser from its relationship with the Funds; and

o     the expense ratios of the Funds.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees reviewed the organizational structure of the Adviser and its business reputation, financial condition and operational stability. The Trustees also noted the integrity, stability and competency of the Adviser's senior management and staff, as well as the bolstering of the Adviser's financial capabilities with the hiring of the current Treasurer of the Trust. The Trustees also considered the Adviser's ability to provide investment management and supervision services to the Funds, including the background, education and experience of the Adviser's key investment and operational personnel (such as portfolio managers), and the investment philosophy and decision-making process of those professionals.

The Bjurman, Barry Funds
Other Items (Unaudited) (Continued)
================================================================================

The Trustees also compared the performance of each of the Funds to benchmark indices and other funds with similar investment objectives and strategies over various performance periods. The Trustees noted that each Fund's performance for the twelve months ended September 30, 2004 was below the average of its peer group. However, they also noted that the Micro-Cap Growth Fund's performance had been well above both its peer group average for the five-year period ended on that date and its benchmark (the Russell 2000 Growth Index) for all calendar years from inception through 2003, and that there were inherent limitations in performance comparisons for the Mid Cap Growth Fund (due to the limited time the Fund had been operating with a mid-cap focus) and Small Cap Growth Fund (due to its limited period of operation). They also examined the Funds' investment objectives and the underlying earnings growth of the portfolio securities selected by the Adviser.

In addition, the Trustees reviewed the advisory fees and total expenses paid by the Funds, a sample of advisory fees and total expenses paid by similarly managed funds, and the advisory fees paid by the Adviser's private institutional accounts. They concluded that the advisory fees and total expenses of the Micro-Cap Growth Fund were average for similar funds, and that the advisory fees and total expenses of the Mid Cap and Small Cap Growth Funds were at or near average for similar funds after giving effect to the waiver of a portion of the Adviser's fees incurred in connection with the management of those Funds. The Trustees considered whether it was desirable to institute breakpoints in the Funds' advisory fee structures, and determined that it was not appropriate in view of the relatively small size of the Mid Cap and Small Cap Growth Funds and in view of the closure of the Micro-Cap Fund to new investors and the recent declines in its assets.

The Trustees did not identify any single matter as controlling, but made their determination in light of all the surrounding circumstances. Based on their review, the Trustees determined that the advisory fees paid by the Funds were fair, that each of the other factors described above favored renewal of the Investment Advisory Agreement, and that continuation of the Investment Advisory Agreement was in the best interests of the Funds' shareholders.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 through March 31, 2005).

Actual Expenses

The first line of the table below under each Fund's name provides information about actual account values and actual expenses for that Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Year Ended March 31, 2005" to estimate the expenses you paid on your account during this period.

The Bjurman, Barry Funds
Other Items (Unaudited) (Continued)
================================================================================

Hypothetical Example for Comparison Purposes

The second line of the table below under each Fund's name provides information about hypothetical account values and hypothetical expenses based on that Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                               Net Expense                                                           Expenses Paid
                                   Ratio         Total Return       Beginning        Ending            During the
                                Annualized     Six Months Ended   Account Value   Account Value   Six Months Ended
                              March 31, 2005    March 31, 2005  October 1, 2004   March 31, 2005     March 31, 2005*
--------------------------------------------------------------------------------------------------------------------
Micro-Cap Growth Fund
   Actual                          1.54%             10.82%        $ 1,000.00        $ 1,108.20        $     8.09
   Hypothetical                    1.54%              2.49%        $ 1,000.00        $ 1,017.25        $     7.75
Mid Cap Growth Fund
   Actual                          1.80%             12.05%        $ 1,000.00        $ 1,120.50        $     9.52
   Hypothetical                    1.80%              2.49%        $ 1,000.00        $ 1,015.96        $     9.05
Small Cap Growth Fund
   Actual                          1.75%              5.08%        $ 1,000.00        $ 1,050.80        $     8.95
   Hypothetical                    1.75%              2.49%        $ 1,000.00        $ 1,016.21        $     8.80
--------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [182/365] (to reflect the one-half year period).

The Bjurman, Barry Funds
Management of the Trust (Unaudited)
================================================================================

Listed below is basic information regarding the Trustees and Officers of the Trust. The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1.800.227.7264.

                                                                                             Number of       Other
                                                                                             Portfolios in   Directorships
                                Current Position(s) with                                     Fund Complex    Held by
                                Trust, Term of Office and       Principal Occupation(s)      Overseen by     Outside the
Name/Address/Age                Length of Time Served           During Last 5 yrs            Trustee         Complex
---------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:
G. Andrew Bjurman               Co-President;                   President, Chief             3               N/A
Bjurman, Barry & Associates     Trustee                         Executive Officer,
10100 Santa Monica Boulevard    (March 1997-Present)            Bjurman, Barry &
Suite 1200                                                      Associates
Los Angeles, CA 90067                                           (1978-Present)
Age: 56

O. Thomas Barry III             Co-President;                   Senior Executive             3               N/A
Bjurman, Barry & Associates,    Trustee                         Vice President,
10100 Santa Monica Boulevard    (March 1997-Present)            Chief Investment
Suite 1200                                                      Officer, Bjurman,
Los Angeles, CA 90067                                           Barry & Associates
Age: 60                                                         (1985-Present)

INDEPENDENT TRUSTEES:

Dann V. Angeloff                Trustee;                        President, The               3               Director of Nicholas/
10100 Santa Monica Boulevard    Audit Committee                 Angeloff Company                             Applegate Fund, Inc.;
Suite 1200                      Member                          (1976-Present)                               Director of Public
Los Angeles, CA 90067           (April 2004-Present)                                                         Storage, Inc.; Director
Age: 69                                                                                                      of Ready Pac Produce;
                                                                                                             Director of Retirement
                                                                                                             Capital Group, Inc.;
                                                                                                             Director of SoftBrands,
                                                                                                             Inc.; and Provisional
                                                                                                             Director of SunCal
                                                                                                             Companies

Michael D. LeRoy                Trustee;                        President, Crown             3               Director of Brown
10100 Santa Monica Boulevard    Audit Committee                 Capital Advisers LLC                         International
Suite 1200                      Member                          (1999-Present)                               Corporation
Los Angeles, CA 90067           (November 2004-Present)
Age: 57

Joseph E. Maiolo                Trustee;                        Principal, INCO              3               N/A
10100 Santa Monica Boulevard    Audit Committee                 Commercial
Suite 1200                      Member                          Brokerage
Los Angeles, CA 90067           (March 1997-Present)            (1995-Present)
Age: 67

William L. Wallace              Trustee;                        Vice President,              3               N/A
10100 Santa Monica Boulevard    Audit Committee                 Wallace Properties
Suite 1200                      Member                          (1990-Present)
Los Angeles, CA 90067           (March 1997-Present)
Age: 57

The Bjurman, Barry Funds
Management of the Trust (Continued)
================================================================================

                                                                                             Number of       Other
                                                                                             Portfolios in   Directorships
                                Current Position(s) with                                     Fund Complex    Held by
                                Trust, Term of Office and       Principal Occupation(s)      Overseen by     Outside the
Name/Address/Age                Length of Time Served           During Last 5 yrs            Trustee         Complex
---------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE TRUST:
M. David Cottrell               Treasurer                       President, Cottrell          N/A             N/A
Bjurman, Barry & Associates,    (2003-Present)                  & Associates
10100 Santa Monica Boulevard                                    (2001-Present)
Suite 1200
Los Angeles, CA 90067
Age: 48

Jay S. Fitton                   Secretary                       Director of Fund             N/A             N/A
Integrated Fund Services, Inc.  (2004-Present)                  Administration,
221 East Fourth Street                                          Integrated Fund
Cincinnati, OH 45202                                            Services, Inc. (The
Age: 35                                                         Trust's admistrator
                                                                and transfer agent)

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



                      THIS PAGE INTENTIONALLY LEFT BLANK.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

The Bjurman, Barry Funds
10100 Santa Monica Blvd., Suite 1200
Los Angeles, California 90067

Board of Trustees
G. Andrew Bjurman
O. Thomas Barry, III
Dann V. Angeloff
Michael D. LeRoy
Joseph E. Maiolo
William L. Wallace

Investment Adviser
Bjurman, Barry & Associates
10100 Santa Monica Blvd, Suite 1200
Los Angeles, California 90067

Underwriter
IFS Fund Distributors, Inc.
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202

Transfer Agent
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

Custodian
US Bank, N.A.
425 Walnut Street, 6th Floor
Cincinnati, Ohio 45202

Legal Counsel
Gibson, Dunn & Crutcher LLP
333 South Grand Avenue
Los Angeles, California 90071

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
350 South Grand Avenue
Los Angeles, California 90071

Table of Contents
================================================================================
Letter to Shareholders ...................................................     1
Representation of Portfolios of Investments ..............................     5
Statements of Assets and Liabilities .....................................     6
Statements of Operations .................................................     7
Statements of Changes in Net Assets ......................................     8
Financial Highlights .....................................................     9
Portfolio of Investments .................................................    12
Notes to Financial Statements ............................................    22
Report of Independent Registered Public Accounting Firm ..................    27
Other Items ..............................................................    28
================================================================================
                     For Additional Information and a free
                         prospectus about The Bjurman,
                               Barry Funds call:
                                 (800) 227-7264
               or visit The Bjurman, Barry Funds' website on the
                        Internet at www.bjurmanbarry.com

This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds objective, policies, expenses and other information.

                                                               FORM IFS-134-0305

Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. During the period covered by this report, no amendments were made to the provisions of the code of ethics, nor did the registrant grant any waivers, including any implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Mr. Michael D. LeRoy is the registrant's audit committee financial expert and is an independent trustee within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act").

Item 4. Principal Accountant Fees and Services.

(a) AUDIT FEES. Audit fees totaled approximately $63,440 for the fiscal year ended March 31, 2005 and approximately $45,750 for the fiscal year ended March 31, 2004.

(b) AUDIT-RELATED FEES. Audit-Related fees totaled approximately $0 for the fiscal year ended March 31, 2005 and totaled approximately $19,881 for the fiscal year ended March 31, 2004.

(c) TAX FEES. Tax fees totaled approximately $14,200 for the fiscal year ended March 31, 2005 and approximately $13,500 for the fiscal year ended March 31, 2004 and consisted of fees for tax return preparation services during all years.

(d) ALL OTHER FEES. There were no other fees for the fiscal years ended March 31, 2005 or March 31, 2004.

(e) (1) AUDIT COMMITTEE PRE-APPROVAL POLICIES. The Audit Committee's pre-approval policies describe the types of audit, audit-related, tax and other services that that have the general pre-approval of the Audit Committee. The pre-approval policies provide that annual audit service fees, tax services not specifically granted pre-approval, services exceeding pre-approved cost levels and other services that have not received general pre-approval will be subject to specific pre-approval by the Audit Committee. The pre-approval policies further provide that the Committee may grant general pre-approval to other audit services (statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings), audit-related services (accounting consultations related to accounting, financial reporting or disclosure matters not classified as "audit services," assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities, agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters and assistance with internal control reporting requirements under Form N-SAR and Form N-CSR), tax services that have historically been provided by the auditor that the Committee believes would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence and permissible non-audit services classified as "all other services" that are routine and recurring services.

(e)(2) All services described in paragraphs (b) through (d) of Item 4 were approved by the Audit Committee.

(f) Not applicable

(g) Not applicable

(h) Not applicable

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers are included in the Annual Report.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Companies.

Not applicable to open-end investment management companies.

Item 8. Purchases of Equity Securities by Closed-End Management Companies and Affiliated Purchasers.

Not applicable to open-end investment management companies.

Item 9. Submission of Matters to a Vote of Security Holders.

The registrant does not have procedures by which shareholders may recommend nominees to its Board of Trustees.

Item 10. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosures and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1) Code of Ethics.

(a)(2) Certifications required by Rule 31a-2(a) under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Bjurman, Barry Funds
            --------------------------------------------------------------------
By (Signature and Title)

*/s/ Andrew Bjurman
------------------------------------
G. Andrew Bjurman, Co-President

Date:  June 3, 2005

*O. Thomas Barry III
------------------------------------
O. Thomas Barry III, Co-President

Date:  June 3, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*O. Thomas Barry III
------------------------------------
O. Thomas Barry III, Co-President

Date:  June 3, 2005

*/s/ Andrew Bjurman
------------------------------------
G. Andrew Bjurman, Co-President

Date:  June 3, 2005

*M. David Cottrell
------------------------------------
M. David Cottrell
Treasurer and Chief Financial Officer

Date:  June 3, 2005

* Print the name and title of each signing officer under his or her signature.